Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$585,443.11

Principal:
Principal Collections	$9,050,483.99
Prepayments in Full	$3,250,066.24
Liquidation Proceeds	$101,562.36
Recoveries	$56,653.44
Sub Total	$12,458,766.03
Collections	$13,044,209.14

Purchase Amounts:
Purchase Amounts Related to Principal	$296,332.81
Purchase Amounts Related to Interest	$1,582.31
Sub Total	$297,915.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,342,124.26

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$13,342,124.26
Servicing Fee	$146,615.27	$146,615.27	$0.00	$0.00	$13,195,508.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,195,508.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,195,508.99
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,195,508.99
Interest - Class A-4 Notes	$76,756.79	$76,756.79	$0.00	$0.00	$13,118,752.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,118,752.20
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$13,041,118.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,041,118.20
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$12,983,206.20
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,983,206.20
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$12,911,842.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,911,842.20
Regular Principal Payment	$11,733,385.37	$11,733,385.37	$0.00	$0.00	$1,178,456.83
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,178,456.83
Residuel Released to Depositor	$0.00	$1,178,456.83	$0.00	$0.00	$0.00
Total		$13,342,124.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,733,385.37
Total					$11,733,385.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,733,385.37	$45.76	$76,756.79	$0.30	$11,810,142.16	$46.06
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$11,733,385.37	$8.41	$283,666.79	$0.20	$12,017,052.16	$8.61

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$68,228,258.19	0.2660801	$56,494,872.82	0.2203216
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$163,988,258.19	0.1175139	$152,254,872.82	0.1091057

Pool Information
Weighted Average APR	4.194%	4.205%
Weighted Average Remaining Term	21.55	20.77
Number of Receivables Outstanding	20,576	19,921
Pool Balance	$175,938,326.47	$163,087,421.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,988,258.19	$152,254,872.82
Pool Factor	0.1180642	0.1094406

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$10,832,548.60
Targeted Overcollateralization Amount	$10,832,548.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,832,548.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	44

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		80	$152,459.65
(Recoveries)		112	$56,653.44
Net Losses for Current Collection Period			$95,806.21
Cumulative Net Losses Last Collection Period			$8,705,393.36
Cumulative Net Losses for all Collection Periods			$8,801,199.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.65%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.29%	336	$3,736,947.00
61-90 Days Delinquent	0.20%	31	$334,222.53
91-120 Days Delinquent	0.10%	12	$157,474.00
Over 120 Days Delinquent	0.69%	78	$1,128,771.30
Total Delinquent Receivables	3.28%	457	$5,357,414.83

Repossession Inventory:
Repossessed in the Current Collection Period		16	$190,164.43
Total Repossessed Inventory		16	$222,050.80

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5847%
Preceding Collection Period			0.3722%
Current Collection Period			0.6782%
Three Month Average			0.5450%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6778%
Preceding Collection Period			0.7387%
Current Collection Period			0.6074%
Three Month Average			0.6746%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer